Related Parties - Summary of Transactions Between Related Parties (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of transactions between related parties [line items]
Salary / Fees	€ 2,915	€ 2,675	€ 2,218
Retirement benefits	47	26	56
Share based payments	692	757	1,307
Executive officers / VP and Qualified Person
Disclosure of transactions between related parties [line items]
Salary / Fees	1,242	1,077	692
Retirement benefits	22	16	26
Share based payments	448	334	337
Executive Committee
Disclosure of transactions between related parties [line items]
Salary / Fees	1,374	1,277	1,285
Retirement benefits	25	10	30
Share based payments	201	299	528
Board of Directors
Disclosure of transactions between related parties [line items]
Salary / Fees	300	321	241
Retirement benefits	0	0	0
Share based payments	€ 43	€ 125	€ 442